Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2011
Weighted-average number of shares

	As of March 31,
	2009	2010	2011
Weighted average number of equity shares used in computing basic earnings per equity share	2,074,872,790	2,182,197,865	2,309,042,936
Effect of potential equity shares for stock options outstanding	10,589,375	27,045,525	32,879,357

Weighted average number of equity shares used in computing diluted earnings per equity share	2,085,462,165	2,209,243,390	2,341,922,293

Reconciliation of Earnings Per Share

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2009		2010	2011	2011
Basic earnings per share	Rs.	7.28	Rs.11.26	Rs.17.84	US$	0.40
Effect of potential equity shares for stock options outstanding		0.04	0.14	0.25		0.01

Diluted earnings per share	Rs.	7.24	Rs.11.12	Rs.17.59	US$	0.39

Basic earnings per ADS	Rs.	21.84	Rs.33.78	Rs.53.52	US$	1.20
Effect of potential equity shares for stock options outstanding		0.12	0.42	0.75		0.03

Diluted earnings per ADS	Rs.	21.72	Rs.33.36	Rs.52.77	US$	1.17